Trade Payables and Other Payable (Details) - Schedule of Trade Payables and Other Payable - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Payables and Other Payable [Abstract]
Payables to suppliers of goods		$ 2,725,532	$ 3,080,264
Payables and other payable - agreements	[1]	1,562,246	1,485,905
Employee benefits		335,989	354,431
Payables to other suppliers		325,447	406,595
Tax payable		144,492	149,557
Purchase of assets		121,554	186,421
Dividends payable		32,691	10,886
Other		38,175	47,716
Total trade payables and other payable		5,286,126	5,721,775
Current		5,248,777	5,651,303
Non-current		$ 37,349	$ 70,472

[1]	The detail of payables and other payable - agreements is shown below: